FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06378
                                   ---------

                       TEMPLETON DEVELOPING MARKETS TRUST
                       ----------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                      ------------

Date of fiscal year end:   12/31
                         -----------

Date of reporting period:   9/30/08
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Developing Markets Trust

QUARTERLY STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2008

CONTENTS

Statement of Investments ....................................................  3
Notes to Statement of Investments ...........................................  9

                      (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Templeton Developing Markets Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

                                                                          INDUSTRY                  SHARES/RIGHTS     VALUE
                                                       -------------------------------------------- ------------- --------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 82.9%
          ARGENTINA 0.0%(a)
          Banco Macro SA, ADR ........................               Commercial Banks                         300 $        5,550
                                                                                                                  --------------
          AUSTRIA 1.0%
          OMV AG .....................................          Oil, Gas & Consumable Fuels               451,754     18,638,698
          Wienerberger AG ............................               Building Products                    522,473     13,949,594
                                                                                                                  --------------
                                                                                                                      32,588,292
                                                                                                                  --------------
          BRAZIL 3.6%
          AES Tiete SA ............................... Independent Power Producers & Energy Traders     2,127,238     16,057,151
          American Banknote SA .......................        Commercial Services & Supplies              371,849      2,904,309
          Banco Itau Holding Financeira SA, ADR ......               Commercial Banks                   1,774,418     31,052,315
          Companhia de Bebidas das Americas
             (AmBev) .................................                   Beverages                        181,216      8,713,605
          Companhia Energetica de Minas Gerais .......              Electric Utilities                    339,741      5,615,156
      (b) Energias Do Brasil SA, rts., 10/10/08 ......             Electrical Equipment                34,031,001        178,387
          Natura Cosmeticos SA .......................               Personal Products                  1,735,721     16,832,227
          Souza Cruz SA ..............................                    Tobacco                       1,358,499     32,394,045
                                                                                                                  --------------
                                                                                                                     113,747,195
                                                                                                                  --------------
          CHILE 0.7%
          Banco Santander Chile SA, ADR ..............               Commercial Banks                     160,700      6,876,353
          Cia Cervecerias Unidas SA, ADR .............                   Beverages                        198,350      6,392,820
          Empresa Nacional de Telecomunicaciones
             S.A. (ENTEL) ............................    Diversified Telecommunication Services           21,521        267,284
          Lan Airlines SA, ADR .......................                   Airlines                         622,500      7,096,500
                                                                                                                  --------------
                                                                                                                      20,632,957
                                                                                                                  --------------
          CHINA 8.7%
          Aluminum Corp. of China Ltd., H ............                Metals & Mining                  19,380,675     11,797,152
          Bank of China Ltd., H ......................               Commercial Banks                  56,898,000     22,046,866
          Bosideng International Holdings Ltd. .......              Household Durables                  2,864,000        358,651
          China Construction Bank Corp., H ...........               Commercial Banks                  39,756,000     26,524,755
          China COSCO Holdings Co. Ltd. ..............                    Marine                        3,172,000      2,891,324
          China International Marine Containers
             (Group) Co. Ltd., B .....................                   Machinery                      1,074,142        710,076
          China Life Insurance Co. Ltd., H ...........                   Insurance                      4,654,000     17,335,798
          China Mobile Ltd. ..........................      Wireless Telecommunication Services         3,670,500     36,765,610
          China Molybdenum Co. Ltd., H ...............                Metals & Mining                     802,000        359,023
          China Petroleum and Chemical Corp., H ......          Oil, Gas & Consumable Fuels            22,712,710     17,923,511
          China Shipping Development Co. Ltd., H .....                    Marine                        1,534,000      2,013,589
          CNOOC Ltd. .................................          Oil, Gas & Consumable Fuels            20,989,307     23,576,574
          Cosco Pacific Ltd. .........................         Transportation Infrastructure            2,272,000      2,607,317
          Denway Motors Ltd. .........................                  Automobiles                    49,484,521     15,672,035
          Dongfeng Motor Corp., H ....................                  Automobiles                    41,714,000     15,350,406


                     Quarterly Statement of Investments | 3

Templeton Developing Markets Trust

                                                                          INDUSTRY                  SHARES/RIGHTS     VALUE
                                                       -------------------------------------------- ------------- --------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          CHINA (CONTINUED)
          Gushan Environmental Energy Ltd., ADR ......          Oil, Gas & Consumable Fuels               254,942 $    1,302,754
          Industrial and Commercial Bank
             of China, H .............................              Commercial Banks                   52,225,000     31,560,856
          Jiangxi Copper Co. Ltd., H .................                Metals & Mining                   5,648,000      5,655,518
          Lonking Holdings Ltd. ......................                   Machinery                      1,324,000        985,423
          Nine Dragons Paper Holdings Ltd. ...........            Paper & Forest Products                 877,000        328,039
          PetroChina Co. Ltd., H .....................          Oil, Gas & Consumable Fuels            30,264,902     31,414,187
          Shanghai Industrial Holdings Ltd. ..........           Industrial Conglomerates               2,616,136      5,979,450
          Soho China Ltd. ............................     Real Estate Management & Development         1,082,784        365,888
      (c) Soho China Ltd., 144A ......................     Real Estate Management & Development         2,893,000        977,586
                                                                                                                  --------------
                                                                                                                     274,502,388
                                                                                                                  --------------
          EGYPT 0.3%
          Egyptian Financial Group-Hermes
          Holding ....................................                Capital Markets                     836,735      5,208,053
          El Ezz Aldekhela Steel Alexa Co. ...........                Metals & Mining                       7,222      1,783,520
          Telecom Egypt ..............................    Diversified Telecommunication Services          595,020      1,621,940
                                                                                                                  --------------
                                                                                                                       8,613,513
                                                                                                                  --------------
          HONG KONG 1.5%
          Cheung Kong (Holdings) Ltd. ................     Real Estate Management & Development           483,000      5,471,044
          Citic Pacific Ltd. .........................           Industrial Conglomerates               3,839,000     11,220,612
          Dairy Farm International Holdings Ltd. .....           Food & Staples Retailing               3,054,962     15,371,484
          GOME Electrical Appliances Holdings Ltd. ...               Specialty Retail                   6,872,000      2,028,647
          Hopewell Holdings Ltd. .....................     Real Estate Management & Development           764,000      2,774,264
          VTech Holdings Ltd. ........................           Communications Equipment               1,800,000     10,526,688
                                                                                                                  --------------
                                                                                                                      47,392,739
                                                                                                                  --------------
          HUNGARY 2.4%
          Magyar Telekom PLC .........................    Diversified Telecommunication Services        1,817,344      8,515,259
          MOL Hungarian Oil and Gas Nyrt. ............          Oil, Gas & Consumable Fuels               524,148     47,877,053
      (b) OTP Bank Ltd. ..............................                Commercial Banks                    502,274     18,158,354
                                                                                                                  --------------
                                                                                                                      74,550,666
                                                                                                                  --------------
          INDIA 4.1%
          Ashok Leyland Ltd. .........................                   Machinery                      6,062,741      3,491,251
      (b) Bharti Airtel Ltd. .........................      Wireless Telecommunication Services           280,018      4,778,509
          Gail India Ltd. ............................                 Gas Utilities                    2,531,504     22,413,503
          Grasim Industries Ltd. .....................            Construction Materials                   18,437        674,408
          Great Eastern Shipping Co. Ltd. ............          Oil, Gas & Consumable Fuels               203,800      1,339,071
          Hindalco Industries Ltd. ...................                Metals & Mining                   2,593,381      5,458,532
          Infosys Technologies Ltd. ..................                  IT Services                       414,255     12,551,561
          National Aluminium Co. Ltd. ................                Metals & Mining                   1,280,932     10,209,960
          Oil & Natural Gas Corp. Ltd. ...............          Oil, Gas & Consumable Fuels             1,586,532     35,714,101
          Shipping Corp. of India Ltd. ...............                    Marine                          308,129        973,680


                     4 | Quarterly Statement of Investments

Templeton Developing Markets Trust

                                                                          INDUSTRY                  SHARES/RIGHTS     VALUE
                                                       -------------------------------------------- ------------- --------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          INDIA (CONTINUED)
          Steel Authority of India Ltd. ..............                Metals & Mining                   4,238,764 $   11,812,503
          Tata Consultancy Services Ltd. .............                  IT Services                     1,279,037     18,358,399
                                                                                                                  --------------
                                                                                                                     127,775,478
                                                                                                                  --------------
          INDONESIA 1.3%
      (d) PT Astra International Tbk .................                  Automobiles                     6,743,000     12,027,896
      (d) PT Bank Central Asia Tbk ...................               Commercial Banks                  28,833,000      9,497,016
          PT Bank Danamon Indonesia Tbk ..............               Commercial Banks                   1,984,500      1,011,810
      (b) PT Panin Life Tbk ..........................                   Insurance                      8,668,500        142,357
          PT Telekomunikasi Indonesia, B .............    Diversified Telecommunication Services       23,465,000     17,526,715
                                                                                                                  --------------
                                                                                                                      40,205,794
                                                                                                                  --------------
          ISRAEL 0.4%
      (b) Taro Pharmaceutical Industries Ltd. ........                Pharmaceuticals                   1,380,656     13,682,301
                                                                                                                  --------------
          JORDAN 0.1%
          Arab Bank PLC ..............................               Commercial Banks                      60,495      1,677,808
                                                                                                                  --------------
          KENYA 0.0%(a)
      (b) Safaricom Ltd. .............................      Wireless Telecommunication Services         5,989,650        401,084
                                                                                                                  --------------
          KUWAIT 0.5%
          Kuwait Projects Co. (Holding) KSC (KIPCO) ..        Diversified Financial Services            1,035,000      3,962,073
          National Bank of Kuwait ....................               Commercial Banks                   1,235,000      8,325,843
          National Mobile Telecommunications Co. .....      Wireless Telecommunication Services           365,000      2,624,719
                                                                                                                  --------------
                                                                                                                      14,912,635
                                                                                                                  --------------
          LUXEMBOURG 0.0%(a)
      (b) Kernel Holding SA ..........................                 Food Products                      107,867        848,995
                                                                                                                  --------------
          MALAYSIA 0.1%
          Petronas Dagangan Bhd. .....................          Oil, Gas & Consumable Fuels                 8,800         16,810
          Sime Darby Berhad ..........................           Industrial Conglomerates               1,311,500      2,535,267
          YTL Power International Bhd. ...............                Water Utilities                     661,535        341,438
                                                                                                                  --------------
                                                                                                                       2,893,515
                                                                                                                  --------------
          MEXICO 5.4%
          Alfa SAB de CV .............................           Industrial Conglomerates               1,449,784      6,531,994
          America Movil SAB de CV, L, ADR ............      Wireless Telecommunication Services           586,892     27,208,313
          Consorcio ARA SAB de CV ....................              Household Durables                    208,784        116,629
          Fomento Economico Mexicano SAB de
             CV, ADR .................................                   Beverages                        355,100     13,543,514
          Grupo Televisa SA ..........................                     Media                        8,348,244     36,794,962
          Kimberly Clark de Mexico SAB de CV, A ......              Household Products                 11,128,490     48,406,893
          Telefonos de Mexico SAB de CV (Telmex),
             L, ADR ..................................    Diversified Telecommunication Services        1,490,440     38,378,830
                                                                                                                  --------------
                                                                                                                     170,981,135
                                                                                                                  --------------


                     Quarterly Statement of Investments | 5

Templeton Developing Markets Trust

                                                                          INDUSTRY                  SHARES/RIGHTS     VALUE
                                                       -------------------------------------------- ------------- --------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          OMAN 0.1%
          Oman International Bank ....................               Commercial Banks                     240,051 $    2,243,951
                                                                                                                  --------------
          PAKISTAN 1.4%
          Fauji Fertilizer Co. Ltd. ..................                   Chemicals                      1,470,688      1,885,497
          MCB Bank Ltd. ..............................               Commercial Banks                   5,655,912     17,094,632
          Oil & Gas Development Co. Ltd. .............          Oil, Gas & Consumable Fuels             8,830,000     10,689,960
          Pakistan Telecommunications Corp., A .......    Diversified Telecommunication Services       34,246,719     13,830,406
                                                                                                                  --------------
                                                                                                                      43,500,495
                                                                                                                  --------------
          PHILIPPINES 0.4%
          Bank of the Philippine Islands .............               Commercial Banks                   1,535,200      1,507,743
          Globe Telecom Inc. .........................      Wireless Telecommunication Services            39,547        868,899
          Philippine Long Distance Telephone Co.,
             ADR .....................................      Wireless Telecommunication Services           195,770     11,029,682
                                                                                                                  --------------
                                                                                                                      13,406,324
                                                                                                                  --------------
          POLAND 0.9%
          Polski Koncern Naftowy Orlen SA ............          Oil, Gas & Consumable Fuels             2,021,228     29,165,834
                                                                                                                  --------------
          QATAR 0.8%
          Industries Qatar ...........................           Industrial Conglomerates                 117,580      4,605,169
          Qatar National Bank ........................               Commercial Banks                     374,296     19,194,661
                                                                                                                  --------------
                                                                                                                      23,799,830
                                                                                                                  --------------
          RUSSIA 8.0%
          Bank of Moscow .............................               Commercial Banks                      69,175      2,134,844
      (b) Federal Grid Co. ...........................              Electric Utilities                509,099,888      3,309,149
          Gazprom, ADR ...............................          Oil, Gas & Consumable Fuels               856,200     26,841,870
          Gazprom, ADR (London Exchange) .............          Oil, Gas & Consumable Fuels             1,150,836     35,652,899
      (b) Holiding MRSK OAO ..........................              Electric Utilities                 50,018,700      3,001,122
      (b) Inter Rao Ues Oao ..........................              Electric Utilities              2,094,000,309        837,600
      (b) Kuzbassenergo ..............................              Electric Utilities                 34,832,726        160,231
          LUKOIL, ADR ................................          Oil, Gas & Consumable Fuels               392,779     23,419,448
          LUKOIL, ADR (London Exchange) ..............          Oil, Gas & Consumable Fuels               334,248     19,687,207
          Mechel OAO, ADR ............................                Metals & Mining                     575,101     10,328,814
          Mining and Metallurgical Co. Norilsk
          Nickel .....................................                Metals & Mining                     267,673     35,868,182
      (d) Mobile TeleSystems .........................       Wireless Telecommunication Services          433,400      3,757,578
      (b) Mosenergo ..................................             Electric Utilities                  16,740,334        870,497
          OAO TMK, GDR ...............................          Energy Equipment & Services                18,980        467,288
      (b) OGK-1 ......................................              Electric Utilities                 47,932,477      1,222,278
      (b) OGK-2 ...................................... Independent Power Producers & Energy Traders    24,952,288        499,046
          OGK-3 ......................................              Electric Utilities                 20,498,406        614,952
      (b) OGK-4 ...................................... Independent Power Producers & Energy Traders    51,188,892      2,137,136
          OGK-6 ...................................... Independent Power Producers & Energy Traders    29,080,166        465,283
      (b) RAO Energy System of East OAO ..............              Electric Utilities                 50,018,700        262,598
    (b,e) RusHydro ...................................              Electric Utilities                173,024,235      5,277,239
          Sberbank RF ................................               Commercial Banks                   8,089,330     13,913,648
      (b) TGC-5 JSC .................................. Independent Power Producers & Energy Traders   171,175,819         37,659


                     6 | Quarterly Statement of Investments

Templeton Developing Markets Trust

                                                                          INDUSTRY                  SHARES/RIGHTS     VALUE
                                                       -------------------------------------------- ------------- --------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          RUSSIA (CONTINUED)
      (b) TGK-1 ......................................                Electric Utilities            1,904,960,644 $      952,480
      (b) TGK-2 ......................................                Electric Utilities              646,869,284        562,776
      (b) TGK-4 ......................................                Electric Utilities              790,494,253        727,255
      (b) TGK-6 ......................................                Electric Utilities              763,609,797        305,444
      (b) TGK-9 ......................................                Electric Utilities            3,354,938,698        301,944
      (b) TGK-13 .....................................                Electric Utilities               85,861,784        266,172
      (b) TGK-14 .....................................                Electric Utilities              483,979,258         96,796
          TNK-BP .....................................          Oil, Gas & Consumable Fuels            20,839,920     30,738,882
    (b,e) Unified Energy Systems .....................                Electric Utilities               50,018,700     25,459,518
      (b) Volga Territorial Generation Co. ...........                Electric Utilities               16,661,751        416,544
                                                                                                                  --------------
                                                                                                                     250,594,379
                                                                                                                  --------------
          SINGAPORE 2.1%
          ComfortDelGro Corp. Ltd. ...................                  Road & Rail                    10,357,586     10,905,063
          DBS Group Holdings Ltd. ....................               Commercial Banks                   1,441,000     17,174,535
          Fraser and Neave Ltd. ......................           Industrial Conglomerates               7,719,617     19,364,591
          Keppel Corp. Ltd. ..........................           Industrial Conglomerates               1,582,520      8,745,606
          Singapore Airlines Ltd. ....................                   Airlines                       1,072,000     10,770,319
                                                                                                                  --------------
                                                                                                                      66,960,114
                                                                                                                  --------------
          SOUTH AFRICA 10.0%
          ABSA Group Ltd. ............................               Commercial Banks                     975,000     12,922,604
      (b) Adcock Ingram Holdings Ltd. ................                Pharmaceuticals                     592,676      2,411,084
          Barloworld Ltd. ............................           Industrial Conglomerates                 898,567      7,040,859
      (b) Eqstra Holdings Ltd. .......................                   Machinery                      1,711,641      2,555,967
          FirstRand Ltd. .............................        Diversified Financial Services            6,418,874     13,217,406
          Foschini Ltd. ..............................               Specialty Retail                   5,124,262     24,822,077
          Impala Platinum Holdings Ltd. ..............                Metals & Mining                      85,500      1,745,452
          Imperial Holdings Ltd. .....................                 Distributors                     1,895,531     13,614,117
          JD Group Ltd. ..............................               Specialty Retail                   2,738,465     10,022,806
          Lewis Group Ltd. ...........................               Specialty Retail                   3,713,157     18,158,969
          Liberty Group Ltd. .........................                   Insurance                        187,461      1,537,374
          Massmart Holdings Ltd. .....................           Food & Staples Retailing                 785,660      7,192,532
          MTN Group Ltd. .............................      Wireless Telecommunication Services         2,171,694     30,644,004
          Nampak Ltd. ................................            Containers & Packaging                  321,528        548,934
          Naspers Ltd., N ............................                     Media                        1,043,606     20,612,867
          Nedbank Group Ltd. .........................               Commercial Banks                     716,749      9,075,520
          Pretoria Portland Cement Co. Ltd. ..........            Construction Materials                  935,462      3,567,328
          Remgro Ltd. ................................        Diversified Financial Services            2,184,297     50,549,802
          Sanlam Ltd. ................................                   Insurance                      1,239,178      2,667,656
          Sasol ......................................          Oil, Gas & Consumable Fuels               399,146     17,036,038
          The Spar Group Ltd. ........................           Food & Staples Retailing                 744,582      4,591,438
          Standard Bank Group Ltd. ...................               Commercial Banks                   2,999,688     34,478,814
          Steinhoff International Holdings Ltd. ......              Household Durables                  1,455,533      2,796,406
          Kersaf Investments Ltd. ....................         Hotels, Restaurants & Leisure               44,153        486,520
          Telkom South Africa Ltd. ...................    Diversified Telecommunication Services        1,048,440     13,414,936
          Tiger Brands Ltd. ..........................                 Food Products                      577,276      9,670,243
                                                                                                                  --------------
                                                                                                                     315,381,753
                                                                                                                  --------------


                     Quarterly Statement of Investments | 7

Templeton Developing Markets Trust

                                                                          INDUSTRY                  SHARES/RIGHTS     VALUE
                                                       -------------------------------------------- ------------- --------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          SOUTH KOREA 3.6%
          Daewoo Shipbuilding & Marine
             Engineering Co. Ltd. ....................                   Machinery                        171,730 $    4,334,861
          Kangwon Land Inc. ..........................         Hotels, Restaurants & Leisure            1,358,734     16,594,130
    (b,e) Kookmin Bank ...............................               Commercial Banks                     196,593      8,888,728
          Korea Exchange Bank ........................               Commercial Banks                     268,330      2,492,040
          LG Corp. ...................................           Industrial Conglomerates                  41,120      2,141,176
          LG Electronics Inc. ........................              Household Durables                     65,580      6,068,032
          S1 Corp. ...................................        Commercial Services & Supplies              104,886      5,343,336
          Samsung Electronics Co. Ltd. ...............   Semiconductors & Semiconductor Equipment          39,675     18,181,203
          Samsung Heavy Industries Co. Ltd. ..........                   Machinery                        209,600      5,581,104
          Shinhan Financial Group Co. Ltd. ...........               Commercial Banks                     287,200     10,275,324
          SK Telecom Co. Ltd. ........................      Wireless Telecommunication Services            89,489     15,318,109
          SKC Co. Ltd. ...............................              Household Durables                     62,637      1,094,719
          STX Pan Ocean Co. Ltd. .....................                    Marine                       10,645,000     16,299,688
                                                                                                                  --------------
                                                                                                                     112,612,450
                                                                                                                  --------------
          SWEDEN 1.0%
          Oriflame Cosmetics SA, SDR .................               Personal Products                    656,035     30,034,334
                                                                                                                  --------------
          SWITZERLAND 0.0%(a)
          Holcim Ltd., B .............................            Construction Materials                   11,243        809,928
                                                                                                                  --------------
          TAIWAN 6.5%
          Acer Inc. ..................................            Computers & Peripherals               4,340,615      7,372,476
          Advantech Co. Ltd. .........................            Computers & Peripherals                 409,495        787,822
          Asustek Computer Inc. ......................            Computers & Peripherals               4,504,362      8,892,646
      (b) Catcher Technology Co. Ltd. ................            Computers & Peripherals               1,895,000      6,072,188
          Cheng Shin Rubber Industry Co. Ltd. ........                Auto Components                   1,454,000      1,740,724
          Chicony Electronics Co. Ltd. ...............            Computers & Peripherals               1,969,000      3,046,225
          Compal Communications Inc. .................           Communications Equipment               4,000,500      4,336,106
          Compal Electronics Inc. ....................            Computers & Peripherals              13,499,160      9,863,457
          D-Link Corp. ...............................           Communications Equipment               3,524,000      3,039,535
          Delta Electronics Inc. ..................... Electronic Equipment, Instruments & Component      401,220      1,048,374
          Hon Hai Precision Industry Co. Ltd. ........ Electronic Equipment, Instruments & Component    5,120,950     18,296,228
          MediaTek Inc. ..............................   Semiconductors & Semiconductor Equipment       2,732,580     28,264,981
          Novatek Microelectronics Corp. Ltd. ........   Semiconductors & Semiconductor Equipment       6,893,928     10,269,424
          President Chain Store Corp. ................           Food & Staples Retailing              16,672,164     49,026,580
          Realtek Semiconductor Corp. ................   Semiconductors & Semiconductor Equipment           9,080         15,417
          Siliconware Precision Industries Co. .......   Semiconductors & Semiconductor Equipment      12,194,660     13,833,621
          Sunplus Technology Co. Ltd. ................   Semiconductors & Semiconductor Equipment         442,468        204,967
          Taiwan Mobile Co. Ltd. .....................      Wireless Telecommunication Services         4,292,000      6,862,476
          Taiwan Semiconductor Manufacturing
             Co. Ltd. ................................   Semiconductors & Semiconductor Equipment      18,887,229     31,595,990
                                                                                                                  --------------
                                                                                                                     204,569,237
                                                                                                                  --------------
          THAILAND 3.2%
          Kasikornbank Public Co. Ltd., fgn. .........               Commercial Banks                   9,662,887     18,358,302
          Precious Shipping Public Co. Ltd., fgn. ....                    Marine                          115,700         52,577


                     8 | Quarterly Statement of Investments

Templeton Developing Markets Trust

                                                                          INDUSTRY                  SHARES/RIGHTS     VALUE
                                                       -------------------------------------------- ------------- --------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          THAILAND (CONTINUED)
          PTT Aromatics & Refining Public Co. Ltd.,
             fgn. ....................................          Oil, Gas & Consumable Fuels             9,078,134 $    5,664,551
          PTT Public Co. Ltd., fgn. ..................          Oil, Gas & Consumable Fuels             2,930,500     20,015,029
          Siam Cement Public Co. Ltd., fgn. ..........            Construction Materials                5,916,889     23,700,554
          Siam Commercial Bank Public Co. Ltd.,
             fgn. ....................................               Commercial Banks                   3,865,244      7,931,351
          Thai Beverages Co. Ltd., fgn. ..............                   Beverages                    156,747,598     24,624,023
                                                                                                                  --------------
                                                                                                                     100,346,387
                                                                                                                  --------------
          TURKEY 11.3%
          Akbank TAS .................................               Commercial Banks                  28,346,863    144,326,816
          Anadolu Efes Biracilik Ve Malt Sanayii AS ..                   Beverages                      1,715,290     17,518,331
          Arcelik AS, Br. ............................              Household Durables                  6,383,442     17,747,397
          Haci Omer Sabanci Holding AS ...............        Diversified Financial Services            1,639,197      6,130,100
      (b) KOC Holding AS .............................           Industrial Conglomerates               3,100,096      9,327,560
          Tekfen Holding AS ..........................        Diversified Financial Services              483,000      2,667,530
      (b) Trakya Cam Sanayii AS ......................               Building Products                    775,088        760,344
          Tupras-Turkiye Petrol Rafinerileri AS ......          Oil, Gas & Consumable Fuels             3,501,654     63,527,762
      (b) Turk Hava Yollari Anonim Ortakligi .........                    Airlines                      5,846,476     29,622,859
          Turkcell Iletisim Hizmetleri AS ............      Wireless Telecommunication Services         5,035,396     30,567,645
          Turkiye Is Bankasi (Isbank), C .............               Commercial Banks                   1,972,000      8,133,357
          Turkiye Vakiflar Bankasi T.A.O., D .........               Commercial Banks                  16,295,327     26,518,011
                                                                                                                  --------------
                                                                                                                     356,847,712
                                                                                                                  --------------
          UKRAINE 0.0%(a)
    (b,c) MHP SA, GDR, 144A ..........................                Food Products                       95,765       1,053,415
                                                                                                                  --------------
          UNITED ARAB EMIRATES 0.8%
          Abu Dhabi Commercial Bank ..................               Commercial Banks                   2,979,981      2,831,317
          Aldar Properties PJSC ......................     Real Estate Management & Development         3,786,968      8,051,785
          First Gulf Bank ............................               Commercial Banks                   1,126,132      4,889,895
          National Bank of Abu Dhabi .................               Commercial Banks                     232,662        924,757
          Sorouh Real Estate Co. .....................     Real Estate Management & Development           288,600        533,477
          Union National Bank ........................               Commercial Banks                   4,303,004      7,907,242
                                                                                                                  --------------
                                                                                                                      25,138,473
                                                                                                                  --------------
          UNITED KINGDOM 2.7%
          Anglo American PLC .........................                Metals & Mining                   1,190,188     40,798,153
          HSBC Holdings PLC ..........................               Commercial Banks                   2,709,036     43,260,389
          Old Mutual PLC .............................                   Insurance                      1,557,101      2,179,260
                                                                                                                  --------------
                                                                                                                      86,237,802
                                                                                                                  --------------
          VIETNAM 0.0%a
          Petrovietnam Fertilizer and Chemical
          JSC ........................................                   Chemicals                        184,040        665,205
                                                                                                                  --------------


                     Quarterly Statement of Investments | 9

Templeton Developing Markets Trust

                                                                          INDUSTRY                  SHARES/RIGHTS     VALUE
                                                       -------------------------------------------- ------------- --------------
          TOTAL COMMON STOCKS AND OTHER
             EQUITY INTERESTS
             (COST $2,728,266,321) ...................                                                            $2,608,779,668
                                                                                                                  --------------
          DIRECT EQUITY INVESTMENTS
             (COST $4,447,586) 0.2%
          HONG KONG 0.2%
(b,f,g,h) Mayfair Hanoi, Ltd., 37.5% equity owned
             through HEA Holdings Ltd., a wholly
             owned investment ........................     Real Estate Management & Development                --      6,182,235
                                                                                                                  --------------
          PREFERRED STOCKS 7.4%
          BRAZIL 7.0%
          Banco Bradesco SA, ADR, pfd. ...............               Commercial Banks                   2,059,941     33,165,050
          Companhia Vale do Rio Doce, ADR, pfd.,
             A .......................................                Metals & Mining                   3,691,161     65,333,549
          Itausa - Investimentos Itau SA, pfd. .......               Commercial Banks                   3,954,434     19,733,822
          Petroleo Brasileiro SA, ADR, pfd. ..........          Oil, Gas & Consumable Fuels             1,887,540     70,631,747
          Tam SA, pfd. ...............................                   Airlines                         373,400      7,046,391
          Unibanco - Uniao de Bancos Brasileiros
             SA, GDR, pfd. ...........................               Commercial Banks                     166,736     16,826,997
          Usinas Siderurgicas de Minas Gerais SA,
             pfd., A .................................                Metals & Mining                     347,357      7,376,124
                                                                                                                  --------------
                                                                                                                     220,113,680
                                                                                                                  --------------
          CHILE 0.4%
          Embotelladora Andina SA, pfd., A ...........                   Beverages                      6,257,918     13,935,438
                                                                                                                  --------------
          TOTAL PREFERRED STOCKS
             (COST $101,923,372) .....................                                                               234,049,118
                                                                                                                  --------------
          TOTAL INVESTMENTS BEFORE
             SHORT TERM INVESTMENTS
             (COST $2,834,637,279) ...................                                                             2,849,011,021
                                                                                                                  --------------
          SHORT TERM INVESTMENTS
          (COST $307,405,830) 9.8%
          MONEY MARKET FUNDS 9.8%
          UNITED STATES 9.8%
      (i) Franklin Institutional Fiduciary Trust
             Money Market Portfolio, 1.98% ...........                                                307,405,830    307,405,830
                                                                                                                  --------------
          TOTAL INVESTMENTS
             (COST $3,142,043,109)
                100.3% ...............................                                                             3,156,416,851
          OTHER ASSETS, LESS LIABILITIES
             (0.3)% ..................................                                                                (8,801,695)
                                                                                                                  --------------
          NET ASSETS 100.0% ..........................                                                            $3,147,615,156
                                                                                                                  ==============


                     10 | Quarterly Statement of Investments

Templeton Developing Markets Trust

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt
SDR - Swedish Depository Receipt

(a)  Rounds to less than 0.1% of net assets.

(b)  Non-income producing for the twelve months ended September 30, 2008.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2008, the aggregate value of these securities was $2,031,001, representing 0.06% of net assets.

(d)  A portion or all of the security purchased on a delayed delivery basis.

(e) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2008, the value of these securities was $34,348,246, representing 1.09% of net assets.

(f)  See Note 5 regarding holdings of 5% voting securities.

(g)  See Note 4 regarding restricted securities.

(h)  See Note 6 regarding other considerations - security board member.

(i) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 11

Templeton Developing Markets Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     12 | Quarterly Statement of Investments

Templeton Developing Markets Trust

3. INCOME TAXES

At September 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................   $3,271,886,476
                                                 ==============

Unrealized appreciation ......................   $  516,043,310
Unrealized depreciation ......................     (631,512,935)
                                                 --------------
Net unrealized appreciation (depreciation) ...   $ (115,469,625)
                                                 ==============

4. RESTRICTED SECURITIES

At September 30, 2008, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

                                                          ACQUISITION
SHARES   ISSUER                                               DATE        COST         VALUE
------   -----------------------------------------------  ------------  ----------   ----------
    --   Mayfair Hanoi, Ltd., 37.5% equity owned through
            HEA Holdings Ltd. (0.20% OF NET ASSETS) ....    10/31/96    $4,447,586   $6,182,235
                                                                                     ==========

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the nine months ended September 30, 2008, were as shown below.

                           NUMBER OF SHARES                            NUMBER OF SHARES    VALUE AT                   REALIZED
                          HELD AT BEGINNING     GROSS       GROSS        HELD AT END        END OF     INVESTMENT     CAPITAL
NAME OF ISSUER               OF PERIOD        ADDITIONS   REDUCTIONS      OF PERIOD         PERIOD       INCOME     GAIN (LOSS)
-----------------------   -----------------   ---------   ----------   ----------------    --------    ----------   -----------
CONTROLLED AFFILIATESA
Mayfair Hanoi Ltd.,
   37.5% equity owned
   through HEA Holdings
   Ltd. ...............                  --          --           --                 --   $6,182,235          $--          $--
                                                                                          ==========          ===          ===
      TOTAL AFFILIATED SECURITIES (0.20% OF NET ASSETS)

(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.

6. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager, may serve from time to time as members of boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.


                     Quarterly Statement of Investments | 13

Templeton Developing Markets Trust

7. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets carried at fair value:

                                               LEVEL 1          LEVEL 2         LEVEL 3         TOTAL
                                           --------------   --------------   ------------   --------------
ASSETS:
   Investments in Securities               $1,173,968,635   $1,941,917,735    $40,530,481   $3,156,416,851

At September 30, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                              INVESTMENTS
                                                             IN SECURITIES
                                                             -------------
Beginning Balance - January 1, 2008 .......................   $  5,507,295
   Net realized gain (loss) ...............................             --
   Net change in unrealized appreciation (depreciation) ...    (24,884,616)
   Net purchases (sales) ..................................             --
   Transfers in and/or out of Level 3 .....................     59,907,802
                                                              ------------
Ending Balance ............................................   $ 40,530,481
                                                              ============
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .....   $(24,884,616)
                                                              ============


                     14 | Quarterly Statement of Investments

Templeton Developing Markets Trust

8. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                    Quarterly Statement of Investments | 15


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST

By  /s/GALEN G. VETTER
  ------------------------------
    Galen G. Vetter
     Chief Executive Officer - Finance
      and Administration
     Date  November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/GALEN G. VETTER
  ------------------------------
    Galen G. Vetter
     Chief Executive Officer - Finance
      and Administration
     Date  November 25, 2008

By  /s/LAURA F. FERGERSON
   -----------------------------
     Laura F. Fergerson
     Chief Financial Officer and
      Chief Accounting Officer
     Date  November 25, 2008